UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

General Municipal
Money Market Fund

SEMIANNUAL REPORT May 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Colleen Meehan.

While some longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 3%. What’s more, yield differences across the money market’s maturity spectrum have widened during most of the reporting period, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2005

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Senior Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2005, the fund produced annualized yields of 1.53% for Class A shares and 1.15% for Class B shares.Taking into account the effects of compounding, the fund’s Class A and Class B shares also produced annualized effective yields of 1.54% and 1.16%, respectively. From their inception on March 22, 2005, through the end of the semiannual reporting period on May 31, 2005, the fund’s E*TRADE Class shares produced an annualized yield of 1.68% and an annualized effective yield of 1.69% .1

Effective May 13, 2005, Class X shares are no longer being offered by the fund.

We attribute the fund’s returns to rising short-term interest rates as the Federal Reserve Board (the “Fed”) continued to move away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

The fund’s performance was influenced primarily by higher short-term interest rates.The Fed raised interest rates at each of the four meetings of its Federal Open Market Committee (“FOMC”) during the reporting period. At its December 2004 meeting, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004.

As most analysts expected, the Fed raised its target for the federal funds rate at its FOMC meetings in February and March 2005. In its announcement of the March increase, the Fed noted that “pressures on inflation have picked up in recent months.” This more hawkish tone, together with a renewed surge in energy prices, caused investors’ inflation concerns to intensify. It later was estimated that the U.S. economy grew at a 3.5% annualized rate during the first quarter of 2005.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April and May suggested that the U.S. economy might be hitting another soft patch as high energy prices, evidence of a global slowdown and difficulties encountered by the U.S. airline and automotive industries were regarded as potential threats to consumer and business spending. Nonetheless, the Fed implemented its eighth consecutive rate hike at the May FOMC meeting, driving the federal funds rate to 3%.At the same time, the Fed indicated that longer-term inflationary pressures remained well contained. Finally, seasonal factors related to changes in supply and demand helped support yields of federally tax-exempt instruments, enabling them to temporarily reach yields equal to taxable money market securities.

In this environment, we continued to focus primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. However, most money market funds employed a similar strategy, and the industry’s weighted average maturity of 24 days in May 2005 was the shortest on record.The fund’s weighted average maturity was roughly in line with the industry average.To achieve this position, we increased the fund’s holdings of variable-rate demand notes, and we continued to find relatively attractive yields from commercial paper with maturities between one and three months.

What is the fund’s current strategy?

The U.S. and global economies recently have sent mixed signals, suggesting that the economic cycle is moving to a phase that typically is characterized by slower growth.While we believe that the Fed may be approaching the end of its moves toward a less accommodative monetary policy, it likely will continue to raise the federal funds rate at one or more of its upcoming FOMC meetings. Accordingly, we have continued to focus on shorter-term instruments that give the fund the liquidity it needs to capture higher yields as they arise.

June 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B and E*TRADE Class shares reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 1.09% and an annualized effective yield of 1.10%, and the fund’s E*TRADE Class shares would have produced an annualized yield of 1.62% and an annualized effective yield of 1.63%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005 †
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 ††	$ 3.05	$ 5.00	$ 1.95
Ending value (after expenses)	$1,007.60	$1,005.80	$1,003.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005 †
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 ††	$ 3.07	$ 5.04	$ 1.95
Ending value (after expenses)	$1,021.89	$1,019.95	$1,007.78

†	For Class A and Class B shares and from March 22, 2005 (commencement of initial offering) to May 31, 2005 for
E*TRADE Class shares.
††	Expenses are equal to the fund’s annualized expense ratio of .61% for Class A, 1.00% for Class B, and 1.00% for
E*TRADE Class multiplied by the average account value over the period, multiplied by 182/365 for Class A and
Class B shares and 71/365 for E*TRADE Class shares (to reflect the one-half year period for Class A and Class B and actual days since inception for E*TRADE Class shares).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments—100.1%	Amount ($)		Value ($)

Alabama—1.6%
The Industrial Development Board of the City of
Fultondale IDR, VRDN (Melsur Corp. Project)
3.11% (LOC; Amsouth Bank)	3,765,000	[a]	3,765,000
County of Jefferson, VRDN:
Limited Obligation School Warrants 2.99% (Insured;
AMBAC and Liquidity Facility; DEPFA Bank PLC)	10,000,000	[a]	10,000,000
Sewer Revenue, Refunding 2.99% (Insured; XLCA
and Liquidity Facility; Bank of America)	4,400,000	[a]	4,400,000
Montgomery Industrial Development Board, Industrial
Revenue, VRDN (Piknik Products Inc. Project)
3.06% (LOC; SouthTrust Bank)	4,840,000	[a]	4,840,000
Troy Health Care Authority, Sarha Lease Revenue
VRDN (Southeast Alabama Rural Health)
3.06% (LOC; Regions Bank)	2,685,000	[a]	2,685,000
Arizona—.5%
Maricopa County Industrial Development Authority, MFHR
Refunding, VRDN (San Clemente Apartments Project)
3.02% (Liquidity Facility; FNMA)	8,200,000	[a]	8,200,000
Arkansas—.4%
Arkansas Development Finance Authority, MFHR, VRDN
(Chapelridge of Cabot Housing Project)
3.04% (LOC; Regions Bank)	6,675,000	[a]	6,675,000
California—5.8%
Access to Loans for Learning Student Loan Corporation
Student Loan Revenue, VRDN 3% (LOC; State Street
Bank and Trust Co.)	10,200,000	[a]	10,200,000
California Housing Finance Agency, Revenue, VRDN
2.97% (Insured; FSA and Liquidity Facility;
Dexia CreditLocale)	22,100,000	[a]	22,100,000
California Pollution Control Financing Authority, SWDR
VRDN (Norcal Waste System Inc. Project)
3.08% (LOC; Comerica Bank)	10,165,000	[a]	10,165,000
FHLMC Multifamily VRDN Certificates
Housing Revenue, VRDN 3.06% (Insured;
FHLMC and Liquidity Facility; FHLMC)	18,317,067	[a]	18,317,067
City of Los Angeles, Wastewater System Revenue
Refunding:
2.15%, Series A, 12/15/2005 (Insured; FGIC
and Liquidity Facility; FGIC)	14,000,000		13,975,683
2.15%, Series B, 12/15/2005 (Insured; FGIC
and Liquidity Facility; FGIC)	16,000,000		15,972,210

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Colorado—2.7%
Colorado Educational and Cultural Facilities Authority
Revenue, VRDN (Vail Mountain School Project)
3.05% (LOC; Key Bank)	5,000,000	[a]	5,000,000
City and County of Denver, Airport Revenue, VRDN:
3.05% (Insured; FSA and Liquidity Facility; Merrill Lynch)	1,340,000	[a]	1,340,000
Refunding 3.01% (Insured; MBIA and Liquidity
Facility; Bank One)	10,000,000	[a]	10,000,000
Lafayette Exemplatory Improvement District
Special Assessment Revenue, Refunding, VRDN
3% (LOC; U.S. Bank NA)	3,250,000	[a]	3,250,000
Lakewood Housing Authority, MFHR, VRDN
(Ridgemoor Apartments Project) 3.02% (Insured; FNMA)	7,750,000	[a]	7,750,000
Park Creek Metropolitan District, GO Notes, VRDN
3.05% (Liquidity Facility; Merrill Lynch)	5,775,000	[a]	5,775,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 3.01%	10,000,000	[a]	10,000,000
District of Columbia—.3%
District of Columbia Water and Sewer Authority
Public Utility Revenue, VRDN, Merlots Program
3% (Insured; FSA and LOC; Wachovia Bank)	5,400,000	[a]	5,400,000
Florida—6.0%
Bay County Housing Finance Authority, SFMR, VRDN
Merlots Program 3.05% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	4,745,000	[a]	4,745,000
Beacon Tradeport Community Development District
Special Assessment Revenue, VRDN 3% (Insured; Radian
Bank and Liquidity Facility; Merrill Lynch)	8,250,000	[a]	8,250,000
Broward County Health Facilities Authority, Revenue
Refunding, VRDN (John Knox Village Project)
3.10% (Insured; Radian Bank and Liquidity
Facility; SunTrust Bank)	3,800,000	[a]	3,800,000
Capital Trust Agency, MFHR, VRDN
3.11% (LOC; AIG SunAmerica Assurance)	15,005,000	[a]	15,005,000
Dade County Industrial Development Authority
IDR, VRDN (Spectrum Programs Inc.
Project) 3.01% (LOC; Bank of America)	395,000	[a]	395,000
Florida Municipal Power Agency, Electric Revenue, CP
2.87%, 7/13/2005 (LOC; Wachovia Bank)	13,963,000		13,963,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Florida (continued)
Gulf Breeze Healthcare Facilities, Revenue, VRDN
(Heritage Healthcare Project) 3.11% (Liquidity
Facility; AIG SunAmerica Assurance)	3,470,000	[a]	3,470,000
Jacksonville Electric Authority, Electric System
Revenue, CP 2.95%, 6/6/2005 (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
Kissimmee Utility Authority, Electric
Revenue, CP 2.93%, 6/14/2005
(Liquidity Facility; JPMorgan Chase Bank)	17,000,000		17,000,000
Miami-Dade County Industrial Development
Authority, IDR, VRDN (Tarmac America
Project) 3% (LOC; Bank of America)	3,200,000	[a]	3,200,000
Orange Country Health Facilities Authority, Revenue, VRDN:
3.06% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)	10,400,000	[a]	10,400,000
(Presbyterian Retirement Project) 3.01%
(LOC; Bank of America)	2,500,000	[a]	2,500,000
Sarasota County Health Facility Authority, Revenue, VRDN
(Bay Village Project) 3.01% (LOC; Bank of America)	1,300,000	[a]	1,300,000
Georgia—7.8%
Albany-Dougherty County Hospital Authority, Revenue
VRDN 3.07% (Insured; AMBAC and Liquidity Facility;
Lehman Liquidity LLC)	11,400,000	[a]	11,400,000
City of Atlanta, Airport Revenue, Refunding, VRDN
2.99% (Insured; MBIA and Liquidity Facility;
Bayerische Landesbank)	40,000,000	[a]	40,000,000
Atlanta Urban Residential Finance Authority
MFHR, VRDN (Lindbergh City Center Apartment)
3.03% (LOC; Regions Bank)	5,000,000	[a]	5,000,000
Canton Housing Authority, MFHR, VRDN
(Alberta Ridgewalk Apartments Project) 3.04%
(LOC; Amsouth Bank)	7,500,000	[a]	7,500,000
Columbia County Development Authority, Private Schools
Revenue, VRDN (Augusta Preparatory Project)
3.02% (LOC; Wachovia Bank)	3,500,000	[a]	3,500,000
Jefferson Development Authority, IDR, VRDN
(Ringwood Containers Project)
3% (LOC; Bank of America)	1,200,000	[a]	1,200,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Georgia (continued)
Municipal Electric Authority of Georgia, Electric
Revenue, CP 3.05%, 6/14/2005 (LOC: Bayerische
Landesbank, Wachovia Bank and WestLB AG)	20,000,000		20,000,000
Roswell Housing Authority, MFHR, VRDN
(Park Ridge Apartments Project) 3.03% (Insured; FNMA)	8,200,000	[a]	8,200,000
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project)
3.01% (LOC; SunTrust Bank)	5,000,000	[a]	5,000,000
Savannah Housing Authority, MFHR, VRDN
(Bradley Pointe Apartments Project)
3.02% (LOC; Key Bank)	3,500,000	[a]	3,500,000
Willacoochee Development Authority, PCR, VRDN
(Langboard Inc. Project) 3.02% (LOC; SunTrust Bank)	17,000,000	[a]	17,000,000
Hawaii—1.5%
Hawaii Pacific Health, Special Purpose Revenue, VRDN
(Department of Budget and Finance) 3.05% (Insured;
Radian Bank and Liquidity Facility; Bank of Nova Scotia)	14,500,000	[a]	14,500,000
Hawaii State Department of Budget and Finance, Special
Purpose Revenue, VRDN 3.04% (Insured; XLCA
and Liquidity Facility; Merrill Lynch)	2,500,000	[a]	2,500,000
Honolulu, GO Notes, CP 2.80%, 6/9/2005
(LOC; Landesbank Hessen-Thuringen Girozentrale)	6,500,000		6,500,000
Idaho—.4%
Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006	6,250,000		6,250,000
Illinois—5.3%
Chicago O’Hare International Airport, Special Facility
Revenue, VRDN (O’Hare Technical Center II Project)
3.04% (LOC; ABN-AMRO)	8,000,000	[a]	8,000,000
Cook County, GO Notes, VRDN
Merlots Program 3% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3,580,000	[a]	3,580,000
Elgin, College and University Revenue, VRDN (Judson
College Project) 3.06% (LOC; Bank One)	700,000	[a]	700,000
Illinois Development Finance Authority, VRDN:
IDR:
(Durex Industries Project) 3.04% (LOC; ABN-AMRO)	4,200,000	[a]	4,200,000
(Wisconsin Tool Project) 3.07% (LOC; Bank One)	4,150,000	[a]	4,150,000
SWDR (Waste Management Inc. Project) 3%
(LOC; Wachovia Bank)	7,000,000	[a]	7,000,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Illinois (continued)
Illinois Educational Facilities Authority
College and University Revenue, VRDN:
(Augustana College) 3.01% (LOC; ABN-AMRO)	3,500,000	[a]	3,500,000
(Aurora University) 3.03% (LOC; Fifth Third Bank)	4,000,000	[a]	4,000,000
Illinois Health Facilities Authority, Revenues
(Evanston Hospital Corp.) CP:
2.13%, 6/9/2005	10,000,000		10,000,000
2.85%, 9/22/2005	5,000,000		5,000,000
Regional Transportation Authority, Sales Tax Revenue
Refunding, VRDN 2.80% (Liquidity Facility; DEPFA Bank)	10,000,000	[a]	10,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN:
3.04% (Liquidity Facility; The Bank of New York)	12,500,000	[a]	12,500,000
3.11% (Insured; FSA and Liquidity Facility;
The Bank of New York)	10,355,000	[a]	10,355,000
Indiana—.6%
Indiana Housing Finance Authority, SFMR, VRDN
Merlots Program 3.05% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	1,265,000	[a]	1,265,000
Indiana State University, College and University Revenue
Student Fee Program 3.50%, 10/1/2005 (Insured; AMBAC)	2,055,000		2,064,630
Indianapolis Local Public Improvement Bond Bank
Revenue 3%, 7/6/2005	6,550,000		6,556,403
Iowa—2.8%
State of Iowa, TRAN 3%, 6/30/2005	8,000,000		8,007,388
Iowa Finance Authority, VRDN:
SFHR 3% (Liquidity Facility; Wells Fargo Bank)	10,550,000	[a]	10,550,000
Wellness Facility Revenue (Community YMCA
Marshalltown Project) 3.01% (LOC; Bank of America)	11,610,000	[a]	11,610,000
Iowa School Corporations, Warrants Certificates
Iowa School Cash Anticipation Program
3%, 6/30/2005 (Insured; FSA)	7,000,000		7,005,476
Louisa County, PCR, Refunding, VRDN
(Midwest Power Systems Inc. Project) 3.03%	7,000,000	[a]	7,000,000
Kansas—.9%
Kansas Development Finance Authority, MFHR, VRDN:
(Delaware Highlands) 3.06% (LOC; FHLB)	2,500,000	[a]	2,500,000
Refunding (Chesapeake Apartments Project)
2.99% (LOC; FHLB)	5,000,000	[a]	5,000,000
Mission, MFHR, Refunding, VRDN (The Falls
Apartments Project) 3.06% (Insured; FNMA)	6,000,000	[a]	6,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Kentucky—5.2%
Bardstown, Industrial Building Revenue, VRDN
(Linpac Materials Handling) 3.14% (LOC; Bank One)	4,960,000	[a]	4,960,000
County of Elliott, Residential Mortgage Revenue, VRDN
3.25% (GIC; Bayerische Landesbank)	9,000,000	[a]	9,000,000
City of Fort Mitchell, Kentucky League of Cities
Funding Trust, LR, VRDN, Trust Lease Program
2.98% (LOC; U.S. Bank NA)	9,500,000	[a]	9,500,000
Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 3.05% (LOC; Deutsche Bank)	43,000,000	[a]	43,000,000
Kentucky Asset Liability Commission, General Fund
Revenue, TRAN 3%, 6/29/2005	5,000,000		5,004,036
Kentucky Economic Development Finance Authority, VRDN:
Health Facilities Revenue (Kentucky Easter Seal Society
Project) 3.06% (LOC; Bank One)	2,300,000	[a]	2,300,000
Industrial Building Revenue (Republic Services
Inc. Project) 3.01% (LOC; Bank One)	6,100,000	[a]	6,100,000
Lexington-Fayette Urban County Government
IDR, VRDN (YMCA Central Kentucky Inc. Project)
3.08% (LOC; Bank One)	1,800,000	[a]	1,800,000
Louisiana—5.8%
Calcasieu Parish Incorporation Industrial Development Board
Environmental Revenue, VRDN (Citgo Petroleum Corp.)
3.06% (LOC; Natexis Banques Populares)	10,000,000	[a]	10,000,000
Jefferson Parish Home Mortgage Authority, SFMR, VRDN:
3.12% (Insured: GNMA and FNMA and Liquidity
Facility; Lehman Liquidity LLC)	4,220,000	[a]	4,220,000
3.12% (Liquidity Facility; Lehman Liquidity LLC)	3,725,000	[a]	3,725,000
Lake Charles Harbor and Terminal District, Airport
Revenue, VRDN (Port Improvement) 3.16%
(LOC; Hibernia Bank)	17,500,000	[a]	17,500,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, College and
University Revenue, VRDN (Northwestern State
University Student Housing) 3.04% (LOC; Regions Bank)	2,750,000	[a]	2,750,000
Louisiana Public Facilities Authority:
Healthcare Revenue, CP (Christus Health) 2.80%, 6/10/2005
(Insured; AMBAC and Liquidity Facility; Credit Suisse)	7,000,000		7,000,000
VRDN:
College and University Revenue
(Tiger Athletic Foundation Project):
3.06% (LOC; Hibernia Bank)	15,000,000	[a]	15,000,000
3.08% (LOC; Hibernia Bank)	6,075,000	[a]	6,075,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Louisiana (continued)
Louisiana Public Facilities Authority (continued):
VRDN (continued):
Revenue:
(Blood Center Properties Inc. Project)
3.06% (LOC; Bank One)	1,800,000	[a]	1,800,000
(Equipment and Capital Facilities Pooled)
3.11% (LOC; Hibernia Bank)	22,415,000	[a]	22,415,000
Maine—.3%
Maine Housing Authority, General Housing Revenue
VRDN 3.05% (GIC; Trinity Plus Funding Co. and
Liquidity Facility; Merrill Lynch)	4,950,000	[a]	4,950,000
Maryland—1.1%
Frederick County, Revenue, VRDN
(Homewood Inc. Facility) 3.06% (LOC; M&T Bank)	9,700,000	[a]	9,700,000
Maryland Economic Development Corporation, Revenue
VRDN (CWI Limited Partnership Facility)
3.21% (LOC; M&T Bank)	3,405,000	[a]	3,405,000
Maryland Industrial Development Financing Authority
Revenue, VRDN (Mercy High School Facility)
3.06% (LOC; M&T Bank)	3,800,000	[a]	3,800,000
Massachusetts—3.4%
Gill-Montague Regional School District, GO Notes
BAN 3%, 7/29/2005	5,000,000		5,009,821
Koch Certificates of Trust, Revenue, VRDN
3.06% (Insured; AMBAC and Liquidity Facility; State
Street Bank and Trust Co.)	1,651,000	[a]	1,651,000
State of Massachusetts, GO Notes, Refunding 5%, 12/1/2005	19,000,000		19,244,231
Massachusetts Development Finance Agency, VRDN:
College and University Revenue (Wentworth Institute of
Technology) 3.05% (Insured; Radian Bank and
Liquidity Facility; Bank of America)	11,600,000	[a]	11,600,000
Revenue (Edgewood Retirement) 3.11%
(LOC; Bank of America)	16,055,000	[a]	16,055,000
Michigan—4.2%
Detroit, Sewer Disposal Revenue 1.55%, 8/4/2005
(Insured; FGIC and Liquidity Facility; FGIC)	20,000,000		19,971,919
Garden City Hospital Finance Authority, HR, VRDN
(Garden City Hospital Obligation) 3.01%
(LOC; National City Bank)	400,000	[a]	400,000
Jackson County Economic Development Corporation
College and University Revenue, VRDN
(Spring Arbor College Project) 3.02% (LOC; Comerica Bank)	400,000	[a]	400,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued))	Amount ($)		Value ($)

Michigan (continued)
State of Michigan, GO Notes 3.50%, 9/30/2005	10,000,000		10,048,904
Michigan Higher Education Student Loan Authority
Student Loan Revenue, VRDN 3.01% (Insured;
AMBAC and Liquidity Facility; Lloyds TSB Bank)	16,000,000	[a]	16,000,000
Michigan Hospital Finance Authority, Revenues, VRDN
Healthcare Equipment Loan Program
3.01% (LOC; ABN-AMRO)	12,400,000	[a]	12,400,000
Michigan Housing Development Authority, LOR, VRDN
(Laurel Valley) 3.04% (LOC; Bank One)	1,100,000	[a]	1,100,000
Michigan Strategic Fund, LOR, VRDN:
(D&R Paint Co. Project) 3.05% (LOC; Fifth Third Bank)	3,913,000	[a]	3,913,000
(Hope Network Project) 3.15% (LOC; National City Bank)	555,000	[a]	555,000
Oakland County Economic Development Corporation, LOR
VRDN (Rochester College Project) 2.96% (LOC; Bank One)	800,000	[a]	800,000
Minnesota—1.0%
Minnesota Housing Finance Agency, Revenue
(Residential Housing Finance) 2.30%, 12/14/2005	5,000,000		5,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN
3.11% (Liquidity Facility; The Bank of New York)	8,010,000	[a]	8,010,000
Saint Paul Housing and Redevelopment Authority, MFHR
Refunding, VRDN (Hampden Square Apartments)
3.11% (LOC; FNMA)	2,840,000	[a]	2,840,000
Mississippi—1.9%
Medical Center Educational Building Corporation, Revenue
VRDN (Pediatric & Research Facilities Project) 2.97%
(Insured; AMBAC and Liquidity Facility; Bank One)	6,000,000	[a]	6,000,000
Mississippi Business Finance Corporation, IDR, VRDN
(Bruce Furniture Industries Project)
3.07% (LOC; Wachovia Bank)	3,500,000	[a]	3,500,000
Roaring Fork Municipal Products LLC, Revenue, VRDN
3.11% (LOC; The Bank of New York)	19,610,000	[a]	19,610,000
Missouri—.3%
Kansas City Industrial Development Authority, Revenue
VRDN (Alphapointe Association for the Blind)
3.05% (LOC; U.S. Bank NA)	5,500,000	[a]	5,500,000
Montana—.2%
Montana Facility Finance Authority, Revenue, VRDN
(Mission Ridge Project) 2.99% (LOC; ABN-AMRO)	2,500,000	[a]	2,500,000

14

	Principal
Tax Exempt Investments (continued))	Amount ($)		Value ($)

Nevada—4.7%
Clark County, VRDN:
Airport Revenue 3% (Insured; XLCA and
Liquidity Facility; Bayerische Landesbank)	36,100,000	[a]	36,100,000
IDR (Southwest Gas Corp. Project):
3.03%, Series A (LOC; Bank of America)	6,000,000	[a]	6,000,000
3.03%, Series B (LOC; Bank of America)	12,500,000	[a]	12,500,000
Nevada Housing Division, Multiple-Unit Housing Revenue
VRDN (Silverado Ranch) 3% (Insured; FNMA)	6,710,000	[a]	6,710,000
Washoe County, Gas Facilities Revenue
VRDN 3.12% Insured; MBIA and
Liquidity Facility; Lehman Liquidity LLC)	11,975,000	[a]	11,975,000
New Hampshire—.7%
New Hampshire Health and Education Authority, HR, VRDN
(Wentworth Douglass Hospital) 3.07% (LOC; Radian Bank
and Liquidity Facility; Bank of America)	10,000,000	[a]	10,000,000
New Hampshire Housing Finance Authority, SFHR, VRDN
Merlots Program 3.05% (Liquidity Facility; Wachovia Bank)	690,000	[a]	690,000
New Mexico—.6%
New Mexico Income Housing Authority Region III, LR
VRDN, Lease Purchase Program 3.01%
(Liquidity Facility; Societe Generale)	10,000,000	[a]	10,000,000
New York—.9%
Nassau County Tobacco Settlement Corporation
Tobacco Settlement Revenue, VRDN
3.05% Liquidity Facility; Merrill Lynch)	6,930,000	[a]	6,930,000
New York State Urban Development Corporation
Correctional and Youth Facilities Service Revenue
VRDN 3.01% Liquidity Facility; Merrill Lynch)	7,375,000	[a]	7,375,000
North Carolina—.5%
Cleveland County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue, VRDN
(Curtiss-Wright Flight System) 3% (LOC; Bank of America)	8,400,000	[a]	8,400,000
Ohio—2.2%
Athens County Port Authority, Housing Revenue, VRDN
(Housing for Ohio Inc. Project) 3.02% (LOC; Wachovia Bank)	2,000,000	[a]	2,000,000
Cleveland-Cuyahoga County Port Authority, Educational
Facility Revenue, VRDN (Laurel School Project)
3.03% (LOC; Key Bank)	3,700,000	[a]	3,700,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Cuyahoga Community College District
Revenue, VRDN 2.98% (Insured; AMBAC
and Liquidity Facility; Key Bank)	4,900,000	[a]	4,900,000
Grove City, Multi-Family Housing and Mortgage
Revenue, VRDN (Regency Arms Apartments)
3.02% (LOC; FNMA)	2,470,000	[a]	2,470,000
Hamilton County, EDR, VRDN (Taft Museum Project)
2.98%, (LOC; Fifth Third Bank)	5,535,000	[a]	5,535,000
Lima, HR, VRDN (Lima Memorial Hospital Project)
3.06% (LOC; Bank One)	2,480,000	[a]	2,480,000
Ohio Higher Educational Facility Commission, LR, VRDN
Higher Educational Facility Pooled Program:
3.01%, Series A (LOC; Fifth Third Bank)	2,100,000	[a]	2,100,000
3.01%, Series C (LOC; Fifth Third Bank)	600,000	[a]	600,000
Stark County Port Authority, Revenue, VRDN
(Community Action Agency Project)
3.06% (LOC; Bank One)	1,285,000	[a]	1,285,000
Washington County, HR, VRDN (Marietta Area Health
Credit Inc.) 2.96% (Insured; FSA and Liquidity Facility;
Bank One)	10,000,000	[a]	10,000,000
Oklahoma—.9%
Muskogee Medical Center Authority, Revenue, VRDN
3.01% (LOC; Bank of America)	4,900,000	[a]	4,900,000
Payne County Economic Development Authority
Student Housing Revenue, VRDN (Osuf Phase 3
Student Project) 2.99% (Insured; AMBAC and
Liquidity Facility; Dexia Credit Locale)	8,500,000	[a]	8,500,000
Oregon—1.1%
Portland Housing Authority, Revenue, VRDN (New
Columbia-Cecelia Project) 3% (LOC; Bank of America)	5,250,000	[a]	5,250,000
Roaring Fork Municipal Products LLC, Revenue
VRDN 3.11% (Insured; FGIC and Liquidity Facility;
The Bank of York)	7,815,000	[a]	7,815,000
Washington County Housing Authority, MFHR, VRDN
(Cedar Mill Project) 3.13% (LOC; M&T Bank)	4,055,000	[a]	4,055,000
Pennsylvania—7.1%
Berks County Industrial Development Authority, IDR
VRDN (EJB Paving and Materials)
3.12% (LOC; Wachovia Bank)	1,250,000	[a]	1,250,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pennsylvania (continued)
Bethlehem Area School District, GO Notes, VRDN
2.99% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	[a]	10,000,000
Chester County Industrial Development Authority
Revenue, VRDN (Archdioceses of Philadelphia)
2.89% (LOC; Wachovia Bank)	200,000	[a]	200,000
Dauphin County General Authority, Revenue, VRDN:
(Education & Health Loan Program) 3.01% (Insured;
AMBAC and Liquidity Facility; JPMorgan Chase Bank)	4,635,000	[a]	4,635,000
School District Pooled Financing Program II
3.11% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	25,000,000	[a]	25,000,000
East Hempfield Township Industrial Development
Authority, IDR, VRDN (Mennonite Home Project)
3.08% (LOC; M&T Bank)	12,520,000	[a]	12,520,000
Harrisburg Authority, Water Revenue, Refunding, VRDN
3.01% (Insured; FGIC and Liquidity Facility; FGIC)	14,650,000	[a]	14,650,000
Lancaster County Hospital Authority, Senior Living
Facilities Revenue, VRDN (Quarryville Presbyterian)
2.99% (LOC; M&T Bank)	8,400,000	[a]	8,400,000
Pennsylvania Housing Finance Agency, SFMR, VRDN
2.95% (Liquidity Facility; DEPFA Bank)	5,000,000	[a]	5,000,000
Venango County Industrial Development Authority
RRR, CP (Scrubgrass Project):
2.82%, 6/2/2005 (LOC; Dexia Credit Locale)	9,396,000		9,396,000
2.95%, 6/2/2005 (LOC; Dexia Credit Locale)	11,000,000		11,000,000
West Cornwall Township Municipal Authority
GO Notes, Refunding, VRDN (Bethlehem School
District Project) 2.99% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	9,800,000	[a]	9,800,000
Rhode Island—.7%
East Providence, GO Notes, TAN 3%, 7/7/2005	8,000,000		8,007,666
Rhode Island Industrial Facilities Corporation, IDR, VRDN
(Cooley Inc. Project) 3.02% (LOC; Citizens Bank of
Rhode Island)	2,750,000	[a]	2,750,000
South Carolina—.7%
Berkeley County Exempt Facility, Industrial Revenue, VRDN
(Amoco Chemical Corp. Project) 3.04%	4,300,000	[a]	4,300,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

South Carolina (continued)
South Carolina Jobs-Economic Development Authority
EDR, VRDN (Virtual Image Technology)
3.01% (LOC; Royal Bank of Canada)	5,000,000	[a]	5,000,000
South Carolina State Public Service Authority, Revenue
VRDN 2.99% (Insured; FGIC)	1,500,000	[a]	1,500,000
South Dakota—.8%
South Dakota Health and Educational Facilities Authority
Revenue, VRDN (Rapid City Regional Hospital) 2.97%
(Insured; MBIA and Liquidity Facility; U.S. Bank NA)	4,000,000	[a]	4,000,000
Yankton, IDR, VRDN (Kolberg-Pioneer Inc. Project)
3.03% (LOC; Wachovia Bank)	9,200,000	[a]	9,200,000
Tennessee—3.1%
Blount County Public Building Authority, Revenue, VRDN
Local Government Public Improvement 2.98% (Insured;
AMBAC and Liquidity Facility; Regions Bank)	4,045,000	[a]	4,045,000
Johnson City Health and Educational Facilities Board, HR
VRDN:
3.03% (Liquidity Facility; Merrill Lynch)	10,000,000	[a]	10,000,000
3.07% (Insured; MBIA and Liquidity Facility;
Lehman Liquidity LLC)	15,465,000	[a]	15,465,000
City of Memphis, Electric System Revenue, VRDN
Putters Program 3% (Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	14,000,000	[a]	14,000,000
Oak Ridge Industrial Development Board
Industrial Revenue, VRDN
(Oak Ridge Universities) 2.99% (LOC; Allied Irish Bank)	4,680,000	[a]	4,680,000
Texas—8.4%
Crawford Education Facilities Corporation, Education
Revenue, VRDN (Woodlands Academy Preparatory
School) 3.02% (LOC; U.S. Bank NA)	4,485,000	[a]	4,485,000
Harris County Housing Finance Corporation, MFHR, VRDN
(Wellington Park Apartments) 3.02% (Insured; FNMA)	5,500,000	[a]	5,500,000
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining ) 2.99%	33,200,000	[a]	33,200,000
Houston Industrial Development Corporation, Industrial
Revenue, VRDN (Aero Houston Project) 3.01%
(LOC; Bank One)	4,990,000	[a]	4,990,000
Revenue Bond Certificate Series Trust Various States
Housing Revenue, VRDN:
(Greens) 3.43% (GIC; AIG Funding Inc.)	4,320,000	[a]	4,320,000
(Pebble Brooke) 3.43% (GIC; AIG Funding Inc.)	7,000,000	[a]	7,000,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Texas (continued)
State of Texas:
GO Notes, Refunding (College Student Loan)
2.90%, 6/1/2005 (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	11,000,000		11,000,000
Revenue, TRAN 3%, 8/31/2005	40,000,000		40,082,880
Texas Department of Housing & Community Affairs, SFHR
1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	5,000,000		5,000,000
Texas Small Business Industrial Development
Corporation IDR, VRDN (Texas Public Facilities
Capital Access) 3.06% (LOC; KBC Bank)	9,000,000	[a]	9,000,000
Victory Street Public Facility Corporation
MFHR, VRDN (Uvalde Ranch Apartments)
3.06% (LOC; Bank of America)	6,650,000	[a]	6,650,000
Utah—.5%
Intermountain Power Agency, Power Supply Revenue
2.73%, 12/1/2005 (Insured; AMBAC and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	7,400,000		7,400,000
Vermont—.2%
Vermont Student Assistance Corporation,
Student Loan Revenue, VRDN 2.65%
(LOC; State Street Bank and Trust Co.)	3,500,000	[a]	3,500,000
Virgina—1.2%
Ashland Industrial Development Authority, IDR, VRDN
(Tru-Wood Cabinets Project) 3.11% (LOC; Regions Bank)	4,010,000	[a]	4,010,000
Charles City County Economic Development Authority
SWDR, VRDN (Waste Management Inc. Project)
3% (LOC; JPMorgan Chase Bank)	4,500,000	[a]	4,500,000
Virginia Housing Development Authority, Housing Revenue
Commonwealth Mortgage 2.50%, 6/2/2005	10,000,000		10,000,000
Washington—2.0%
Chelan County Public Utility District Number 001
Consolidated Revenue, VRDN, Merlots Program 3.05%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	6,995,000	[a]	6,995,000
Port of Seattle, Revenue, VRDN Merlots Program 3.05%
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,525,000	[a]	5,525,000
Seattle Housing Authority, Revenue, VRDN
(High Point Project Phase I) 3.03% (LOC; Bank of America)	4,300,000	[a]	4,300,000
State of Washington, GO Notes, VRDN, Merlots Program
3% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	8,995,000	[a]	8,995,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Washington (continued)
Washington Economic Development Finance Authority
SWDR, VRDN (Cedar Grove Composing Project) 3.03%
(LOC; Wells Fargo Bank)	5,905,000	[a]	5,905,000
West Virginia—.1%
Pendleton County, IDR, VRDN
(Greer Steel Project) 3.06% (LOC; PNC Bank)	800,000	[a]	800,000
Wisconsin—.7%
Park Falls, IDR, VRDN (Weather Shield Project)
3.11% (LOC; Bank One)	5,575,000	[a]	5,575,000
West Allis, Revenue, VRDN (State Fair Park Exposition)
3% (LOC; U.S. Bank NA)	6,200,000	[a]	6,200,000
Wyoming—2.9%
Campbell County, IDR (Two Elk Power
Generation Station Project):
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)	27,300,000		27,300,000
2.90%, 12/1/2005 (LOC; Citibank)	18,000,000		18,000,000
U.S. Related—.1%
Puerto Rico Public Finance Corporation, Revenue
VRDN 2.98% (Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	900,000	[a]	900,000

Total Investments (cost $1,570,700,602)	100.1%		1,570,746,314
Liabilities, Less Cash and Receivables	(.1%)		(2,269,672)
Net Assets	100.0%		1,568,476,642

20

Summary of Abbreviations

AMBAC	American Municipal Bond	HR	Hospital Revenue
	Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LOR	Limited Obligation Revenue
EDR	Economic Development Revenue	LR	Lease Revenue
FGIC	Financial Guaranty Insurance	MBIA	Municipal Bond Investors Assurance
	Company		Insurance Corporation
FHLB	Federal Home Loan Bank	MFHR	Multi-Family Housing Revenue
FHLMC	Federal Home Loan Mortgage	PCR	Pollution Control Revenue
	Corporation	RRR	Resources Recovery Revenue
FNMA	Federal National Mortgage	SFHR	Single Family Housing Revenue
	Association	SFMR	Single Family Mortgage Revenue
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GIC	Guaranteed Investment Contract	TAN	Tax Anticipation Notes
GNMA	Government National Mortgage	TRAN	Tax and Revenue Anticipation Notes
	Association	VRDN	Variable Rate Demand Notes
GO	General Obligation	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	91.9
AAA, AA, A [b]		Aaa, Aa, A [b]		AAA, AA, A [b]	3.8
Not Rated [c]		Not Rated [c]		Not Rated [c]	4.3
					100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,570,700,602	1,570,746,314
Interest receivable		8,905,110
Prepaid expenses		233,906
		1,579,885,330

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,178,162
Cash overdraft due to Custodian		10,116,863
Payable for shares of Common Stock redeemed		12,500
Accrued expenses		101,163
		11,408,688

Net Assets ($)		1,568,476,642

Composition of Net Assets ($):
Paid-in capital		1,568,427,628
Accumulated net realized gain (loss) on investments		3,302
Accumulated gross unrealized appreciation on investments		45,712

Net Assets ($)		1,568,476,642

22
Net Asset Value Per Share
	Class A	Class B	E*TRADE Class

Net Assets ($)	158,518,410	661,677,341	748,280,891
Shares Outstanding	158,797,750	661,654,956	748,258,982

Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	11,849,071
Expenses:
Management fee—Note 2(a)	2,599,874
Shareholder servicing costs—Note 2(c)	1,358,498
Distribution and prospectus fees—Note 2(b)	869,981
Registration fees	119,635
Professional fees	61,694
Custodian fees	39,923
Shareholders’ reports	11,100
Directors’ fees and expenses—Note 2(d)	12,919
Miscellaneous	17,557
Total Expenses	5,091,181
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(258,292)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(22,347)
Net Expenses	4,810,542
Investment Income—Net	7,038,529

Unrealized Gain (Loss) on Investments—Note 1(b) ($)	45,712
Net Increase in Net Assets Resulting from Operations	7,084,241

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	7,038,529	2,863,306
Net realized gain (loss) on investments	—	5,505
Net unrealized appreciation on investments	45,712	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,084,241	2,868,811

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,436,273)	(1,484,470)
Class B shares	(3,440,641)	(1,378,388)
Class X shares	(942)	(448)
E*TRADE Class	(2,160,673)	—
Total Dividends	(7,038,529)	(2,863,306)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	515,515,279	1,115,202,234
Class B shares	1,077,957,470	1,657,836,878
E*TRADE Class	860,746,190	—
Dividends reinvested:
Class A shares	1,372,307	1,337,066
Class B shares	3,432,637	1,376,423
Class X shares	822	448
E*TRADE Class	2,160,646	—
Cost of shares redeemed:
Class A shares	(567,550,095)	(1,146,568,068)
Class B shares	(963,810,061)	(1,699,977,633)
Class X shares	(210,569)	—
E*TRADE Class	(114,647,854)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	814,966,772	(70,792,652)
Total Increase (Decrease) in Net Assets	815,012,484	(70,787,147)

Net Assets ($):
Beginning of Period	753,464,158	824,251,305
End of Period	1,568,476,642	753,464,158

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a] Annualized. See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

[a] Annualized. See notes to financial statements.

Period Ended
May 31, 2005
E*TRADE Class Shares	(Unaudited)[a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.003
Distributions:
Dividends from investment income—net	(.003)
Net asset value, end of period	1.00

Total Return (%)	1.74[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[b]
Ratio of net expenses to average net assets	1.00[b]
Ratio of net investment income
to average net assets	1.65[b]

Net Assets, end of period ($ X 1,000)	748,281

[a]	From March 22, 2005 (commencement of initial offering) to May 31, 2005.
[b]	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund.The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 11, 2005, the Board of Directors approved the termination of Class X shares of the fund. Effective May 13, 2005, Class X shares are no longer being offered by the fund.

On January 26, 2005, the Board of Directors approved the addition of E*TRADE Class shares of the fund, which commenced initial offering on March 22, 2005.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1.5 billion shares authorized) and E*TRADE Class shares (4 billion shares authorized). Class A shares, Class B shares and E*TRADE Class shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and E*TRADE Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and E*TRADE Class shares are subject to a Shareholder Services Plan. In addition, Class B and E*TRADE Class shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B and E*TRADE Class shares, respectively. During the period ended May 31, 2005, sub-accounting service fees amounted to $146,621 for Class B and $65,410 for E*TRADE Class shares and are included in the shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

During the period ended May 31, 2005, cash and securities with a total value of $741,081,399 were received as a subscription-in-kind for E*TRADE Class shares of the fund.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the average value of the fund’s net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B and E*TRADE Class shares (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B and E*TRADE Class shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B and E*TRADE Class shares. During the period ended May 31, 2005, Class B shares were charged $597,215 and E*TRADE Class shares were charged $272,531, of which $62,561 was reimbursed by the Manager, pursuant to the Distribution Plan. (See Note 2(c)).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares paid the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended May 31, 2005, Class X shares were charged $235 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, Class A shares were charged $38,256 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B, Class X and E*TRADE Class (“Shareholder Services Plan”) Class B and E*TRADE Class shares pay and Class X paid the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B, Class X and E*TRADE Class shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class X and E*TRADE Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through May 31, 2005 for Class B and Class X shares and from March 22, 2005 through May 31, 2005 for E*TRADE Class shares, to reduce the expenses of Class B, Class X and E*TRADE Class shares of the fund, if the aggregate expenses of Class B, Class X and E*TRADE Class shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1%, 1.05% or 1%, of the value of the average daily net assets of each such class, respectively. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31,2005,Class B,Class X and E*TRADE Class shares were charged $733,108,$235 and $327,051,respectively,pur-suant to the Shareholder Services Plan, of which $170,541, $32 and $25,158, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $23,298 pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $656,503, Rule 12b-1 distribution plan fees $235,488, shareholder services plan fees $360,373, chief compliance officer fees $1,693 and transfer agency per account fees $7,792, which are offset against an expense reimbursement currently in effect in the amount of $83,687.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

NOTES

For More	Information

General Municipal	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)